Equipment Loans - Schedule of Equipment Loans (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Various notes payable to banks and financial institutions with interest rates varying from 0.00% to 14.41%, collateralized by equipment with monthly payments ranging from $400 to $11,600 through 2025:	$ 5,905,300	$ 5,595,500	$ 3,476,800
Book value of collateralized equipment	$ 7,354,100	$ 6,475,600	$ 4,539,900